Provisions - Summary of Changes in Reorganisation Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening Balance	€ 1,011
Closing balance	688	€ 1,011
Reorganisation provisions [member]
Disclosure of other provisions [line items]
Opening Balance	613	1,097
Additions	56	53
Unused amounts reversed	(49)	(49)
Utilised	(234)	(487)
Other changes	0	(2)
Closing balance	€ 385	€ 613